Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2018
Disclosure of repurchase and reverse repurchase agreements [Abstract]
Disclosure of repurchase and reverse repurchase agreements [text block]
16.	Securities sold under repurchase agreements

As of December 31, 2018, the Bank has financing transactions under repurchase agreements for $39.8 million.

As of December 31, 2017, the Bank does not have financing transactions under repurchase agreements.

During the year ended December 31, 2018, $635 thousand was recorded corresponding to interest expenses generated by financing agreements under repurchase agreements. These expenses are included as interest expense – borrowings and debt line in the consolidated statement of profit or loss. As of December 31, 2017, the Bank did not incur in any interest expense generated by financing agreements under repurchase agreements.